Assets and liabilities held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2023	December 31, 2022	December 31, 2021
Vessels	870,844	18,459	—
Of which in Tankers segment	870,844	18,459	—
Of which in FSO segment	—	—	—
Corporate	1,032	—	—
Total assets held for sale	871,876	18,459	—

(in thousands of USD)	(Estimated) Net sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Gain
At January 1, 2022	—	—	—	—	—

Assets transferred to assets held for sale
Cap Charles	40,523	18,459	18,459	—	22,064

At December 31, 2022	40,523	18,459	18,459	—	22,064

At January 1, 2023	40,523	18,459	18,459	—	22,064

Assets transferred to assets held for sale
Alice	86,153	61,626	61,626	—	24,528
Anne	86,617	62,820	62,820	—	23,797
Aquitaine	90,453	58,657	58,657	—	31,796
Dominica	82,840	52,826	52,826	—	30,014
Desirade	86,153	56,071	56,071	—	30,082
Alboran	86,503	56,367	56,367	—	30,136
Aral	86,797	56,445	56,445	—	30,352
Andaman	87,130	56,636	56,636	—	30,494
Hatteras	90,337	59,368	59,368	—	30,969
Delos	113,020	83,611	83,611	—	29,409
Doris	113,330	84,438	84,438	—	28,892
Derius	104,670	81,458	81,458	—	23,212
Camus	123,797	92,228	92,228	—	31,569
Oceania	43,120	8,294	8,294	—	34,826
Corporate	2,000	1,031	1,031	—	969

Assets sold from assets held for sale
Cap Charles	(40,523)	(18,459)	(18,459)	—	(22,064)

At December 31, 2023	1,282,920	871,876	871,876	—	411,044